Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	[1]	$ 34,122	$ 37,292
ECL		(1,941)	(1,066)
Operating expenses		(17,022)	(16,296)
Share of profit in associates and joint ventures less impairment		651	1,626
Profit before tax		15,810	21,556
Constant currency
Disclosure of operating segments [line items]
Revenue		34,122	37,057
ECL		(1,941)	(993)
Operating expenses		(17,022)	(16,192)
Share of profit in associates and joint ventures less impairment			1,619
Profit before tax		$ 15,810	21,491
Currency translation
Disclosure of operating segments [line items]
Revenue			(235)
ECL			73
Operating expenses			104
Share of profit in associates and joint ventures less impairment			(7)
Profit before tax			$ (65)

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.